Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (1,440)	$ (1,138)	$ (2,735)	$ (2,296)
Recognized in net finance income expense [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1,271)	(1,119)	(2,513)	(2,254)
Commodity derivatives [member] | other commodity derivative transactions [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(169)	(19)	(222)	(42)
Commodity derivatives [member] | Recognized in other income and expenses [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(169)	(19)	(222)	(42)
currency derivatives [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(148)	57	(9)	63
currency derivatives [member] | Swap pounds sterling [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(126)	(32)	(156)	(3)
currency derivatives [member] | N d f pounds sterling [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss		5		9
currency derivatives [member] | Swap Cdi Dollar [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(22)	84	147	56
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(15)	18	(16)	(10)
Interest Rate Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss				1
Interest Rate Derivatives [Member] | Swap c d i [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(15)	18	(16)	(10)
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (1,108)	$ (1,194)	$ (2,488)	$ (2,307)